Related-party balances and transactions (Details 2) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Immediate parent - UOL shared service costs
Disclosure of transactions between related parties [line items]
Expense	R$ 37,844	R$ 51,033	R$ 52,115
Revenue	2,878	2,520	2,233
Immediate parent - UOL sales of service
Disclosure of transactions between related parties [line items]
Expense	177,253	168,097	133,589
Revenue	0	0	0
Immediate parent - UOL deposits
Disclosure of transactions between related parties [line items]
Expense	2,970	0	0
Revenue	0	0	0
Affiliated companies - UOL Diveo sales of services
Disclosure of transactions between related parties [line items]
Expense	49,665	36,790	26,943
Revenue	0	0	0
Affiliated companies - Transfolha Transpotadora e Distribuição Ltda
Disclosure of transactions between related parties [line items]
Expense	23,571	17,209	18,889
Revenue	0	0	374
Affiliated Companies - Others
Disclosure of transactions between related parties [line items]
Expense	2,926	1,035	588
Revenue	603	35	561
Total
Disclosure of transactions between related parties [line items]
Expense	294,229	274,164	232,124
Revenue	R$ 3,481	R$ 2,555	R$ 3,168